Summary of Significant Accounting Policies and Nature of Business - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Accounting Estimate [Line Items]
Investments in unconsolidated affiliates, equity method	50.00%
Inventory on consignment	$ 12,300,000	$ 17,300,000
Interest expense capitalized	1,100,000	1,500,000	$ 700,000
Depreciation expense	166,400,000	157,100,000	132,800,000
Asset retirement obligations recorded in other non-current liabilities	31,600,000	26,400,000
Asset retirement obligations recorded in other current liabilities	300,000	0
Advertising and promotion expenses	16,000,000	16,800,000	$ 11,900,000
ABL Revolver [Member]
Change in Accounting Estimate [Line Items]
"ABL Revolver" outstanding balance	$ 0	$ 0
Maximum [Member]
Change in Accounting Estimate [Line Items]
Investments in unconsolidated affiliates, cost method	20.00%